Emerging Markets Core Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—56.4%
		Airport—0.3%
$ 800,000		Aeropuerto Internacional de Tocumen SA, 144A, 5.125%, 8/11/2061	$ 787,596
412,636		Aeropuertos Argentina 2000 S.A., 144A, 6.875%, 2/1/2027	356,036
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	471,583
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	378,103
1,500,000		Mexico City Airport Trust, Sec. Fac. Bond, REGS, 5.500%, 7/31/2047	1,400,332
		TOTAL	3,393,650
		Banking—1.8%
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2070	642,936
700,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	694,669
1,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 3.250%, 9/30/2026	975,115
2,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	2,078,300
400,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.875%, 1/11/2029	410,400
1,000,000		Banco Nacional de Comercio Exterior, Sub., 144A, 2.720%, 8/11/2031	981,260
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	518,395
2,220,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	2,301,674
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,837,672
1,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	1,726,340
1,500,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,435,500
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	523,506
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	437,380
1,000,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	1,065,321
1,000,000	[1]	KDB Life Insurance Co. Ltd., Sub., 7.500%, 5/21/2023	1,012,500
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,433,325
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,243,402
		TOTAL	20,317,695
		Chemicals & Plastics—0.1%
1,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	1,109,761
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	1,001,017
		Finance—0.4%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,721,960
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,315,412
		TOTAL	5,037,372
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	591,000
		Local Authority—0.2%
2,000,000		Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,217,580
		Oil & Gas—11.2%
6,500,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	6,525,090
2,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	2,070,600
1,100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	941,803
3,400,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	3,583,209
1,450,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	1,556,981
1,500,000		Ecopetrol SA, Sr. Unsecd. Note, 7.375%, 9/18/2043	1,545,420

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—continued
$ 1,800,000	[1]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/26/2025	$ 1,738,634
5,800,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	6,223,910
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	898,175
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,334,950
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	586,696
7,750,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.500%, 6/10/2051	6,832,361
3,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	3,510,568
4,950,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	4,717,177
2,050,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	2,092,199
4,805,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	5,147,621
2,700,000		Petroleos Mexicanos, Sr. Note, 3.500%, 1/30/2023	2,728,066
5,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	5,124,925
9,331,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.700%, 2/16/2032	9,252,200
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	1,127,357
6,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	5,052,640
6,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	5,717,730
4,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	3,481,684
4,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,125,792
10,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	9,008,685
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	1,856,340
500,000	[2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.850% (3-month USLIBOR +3.650%), 3/11/2022	501,133
8,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	8,233,344
2,720,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,248,814
2,360,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,412,970
61,709		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	61,683
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	238,013
1,400,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,453,095
1,500,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,623,292
1,100,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,164,299
1,000,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	1,111,223
227,000		YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	201,505
10,866,300		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	5,650,476
750,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	453,030
900,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 2.500%, 6/30/2029	543,636
2,000,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,230,970
600,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	459,000
		TOTAL	125,367,296
		Real Estate—0.7%
3,000,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,130,501
1,800,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	1,826,595
2,500,000		Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,498,648
		TOTAL	7,455,744
		Sovereign—37.5%
3,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,971,350
6,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	6,044,400
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	955,352
2,400,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	2,339,760
4,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	4,368,400
18,085,876		Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	6,104,164

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$35,892,671		Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	$ 11,073,248
11,900,000		Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	4,498,200
17,900,000		Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	6,388,331
11,200,000		Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	3,752,112
16,550,000		Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	5,230,462
12,398,291		Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	3,688,492
7,000,000		Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	2,345,000
2,000,000		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	640,020
1,400,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	1,301,580
1,400,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	1,219,750
600,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	493,956
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,063,532
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,037,660
3,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,987,416
1,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,942,470
2,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,658,830
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	838,900
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,358,678
$ 2,350,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,216,520
2,600,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	2,368,600
12,800,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	10,696,064
500,000		CBB International Sukuk Programme Co SPC, Sr. Unsecd. Note, 144A, 6.250%, 11/14/2024	532,500
4,600,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	3,910,000
6,300,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	6,180,363
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,472,775
3,300,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,804,208
600,000		Colombia, Government of, Sr. Unsecd. Note, 5.200%, 5/15/2049	516,744
4,600,000		Costa Rica, Government of, REGS, 4.250%, 1/26/2023	4,647,840
800,000		Costa Rica, Government of, REGS, 4.375%, 4/30/2025	806,808
2,500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,450,000
1,550,000		Dominican Republic, Government of, REGS, 6.600%, 1/28/2024	1,668,590
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	981,010
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,599,676
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	665,000
5,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	4,932,250
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	328,503
6,600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	6,916,140
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	490,505
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	1,357,500
5,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	5,913,054
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	545,005
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	6,320,687
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	565,405
500,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	555,765
2,350,000		Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	2,038,625
4,678,450	[3]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	2,742,975
950,000	[3]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	556,985
9,762,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	5,974,650
5,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.000%, 7/31/2035	3,913,692

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,350,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2040	$ 2,010,033
4,075,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	2,878,987
EGP 38,100,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 13.150%, 2/8/2022	2,421,872
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	1,828,188
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,478,742
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.053%, 1/15/2032	703,856
2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	1,745,000
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	929,928
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	4,138,320
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	3,860,282
1,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	1,099,488
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,024,846
2,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 3.875%, 2/16/2026	2,011,007
500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	505,124
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	788,662
$ 4,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	4,514,515
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.150%, 11/20/2059	806,020
EGP 40,900,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	2,583,813
93,500,000		Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	5,933,208
$ 1,000,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.125%, 1/20/2050	527,500
1,640,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	926,616
2,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	1,209,202
950,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	741,009
1,300,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	1,269,645
1,000,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,040,800
2,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	1,721,228
2,200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	1,656,006
6,700,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	5,360,000
3,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	2,331,300
1,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	993,240
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	1,531,600
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	374,450
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,601,550
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2032	2,160,800
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	243,750
1,900,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	1,923,769
1,000,000		Indonesia, Government of, Sr. Unsecd. Note, 3.200%, 9/23/2061	871,610
2,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	2,015,000
900,000		Israel, Government of, Sr. Unsecd. Note, 3.875%, 7/3/2050	999,166
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	834,496
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	1,025,000
5,255,560		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	5,233,918
3,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	3,587,500
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,138,800
2,300,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	2,615,560
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,282,692
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	490,815
2,100,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 6.300%, 1/23/2034	1,965,285
2,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	2,565,450

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	$ 2,786,702
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,916,320
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	3,267,000
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,957,240
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	2,734,350
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	2,157,820
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,722,500
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	1,942,660
1,700,000	[5,6]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	180,880
1,000,000	[5,6]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	105,040
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,521,541
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	1,070,250
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,002,500
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	2,139,940
2,600,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.375%, 9/28/2033	2,419,560
800,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	861,360
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	1,801,920
2,100,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/28/2051	1,919,875
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	997,500
2,500,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	2,431,250
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,080,812
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,100,592
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	3,189,990
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 3.875%, 3/8/2022	3,003,960
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	3,064,854
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	2,060,080
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 6/15/2030	1,053,750
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	1,031,460
5,100,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	5,306,071
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,933,400
3,200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	3,112,000
300,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	281,631
1,500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	1,518,990
4,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	4,206,320
1,000,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 1/19/2063	1,011,260
320,000		Peru, Government of, Sr. Unsecd. Note, 3.000%, 1/15/2034	307,200
640,000		Peru, Government of, Sr. Unsecd. Note, 3.600%, 1/15/2072	564,800
500,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	467,073
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	883,224
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	516,596
$ 1,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	1,403,250
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,819,890
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,148,800
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	493,550
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	1,575,000
4,800,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	2,335,488
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 4.500%, 6/26/2030	503,450
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	386,000
5,400,000		Turkey, Government of, 3.250%, 3/23/2023	5,344,380

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,500,000		Turkey, Government of, 5.125%, 2/17/2028	$ 1,331,250
2,700,000		Turkey, Government of, 5.750%, 3/22/2024	2,700,000
1,000,000		Turkey, Government of, 6.000%, 1/14/2041	807,700
2,000,000		Turkey, Government of, 6.750%, 5/30/2040	1,734,244
2,000,000		Turkey, Government of, 6.875%, 3/17/2036	1,808,908
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,352,050
500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	452,550
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	4,182,480
6,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	5,477,040
4,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,380,804
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	2,005,656
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,246,492
6,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	5,906,760
3,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,451,264
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	1,317,099
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,362,500
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,767,800
500,000		Turkey, Government of, Sr. Unsecd. Note, 6.250%, 9/26/2022	508,720
5,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	5,364,884
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,752,272
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,489,050
2,500,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	2,108,900
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	2,512,620
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2033	837,756
500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	478,935
900,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	828,072
3,200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	2,846,810
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	877,500
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	1,745,072
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2024	1,840,000
1,505,000		Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 1.258%, 5/31/2040	1,128,750
4,653,000	[5,6]	Venezuela, Government of, 7.000%, 3/31/2038	267,548
6,920,000	[5,6]	Venezuela, Government of, 8.250%, 10/13/2024	380,600
2,000,000	[5,6]	Venezuela, Government of, 9.250%, 5/7/2028	110,000
		TOTAL	421,472,315
		State/Provincial—0.6%
546,000		Brazil Minas SPE, 144A, 5.333%, 2/15/2028	556,256
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	911,766
4,300,000		Istanbul Metropolitan Municipality, 144A, 6.375%, 12/9/2025	4,044,881
1,113,200	[5,6]	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 3.900%, 9/1/2037	473,121
1,400,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 3.900%, 9/1/2037	595,014
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	438,217
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	156,506
186,484	[5,6]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	120,284
		TOTAL	7,296,045
		Telecommunications & Cellular—0.3%
350,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, 144A, 3.050%, 9/14/2032	329,508
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,942,018

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Telecommunications & Cellular—continued
$ 1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	$ 1,078,899
		TOTAL	3,350,425
		Transportation—0.5%
500,000		DP World Crescent Ltd., Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	549,100
1,500,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,548,993
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,071,990
592,481		Lima Metro Line 2 Finance Ltd., REGS, 5.875%, 7/5/2034	667,779
2,900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	2,287,787
		TOTAL	6,125,649
		Utilities—2.6%
500,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	501,180
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,396,466
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	1,197,463
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,846,210
3,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	3,879,450
4,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	4,066,080
1,600,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,665,160
5,000,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	5,086,950
600,000		Gas Natural De Lima y Callao S.A., Sr. Unsecd. Note, 144A, 4.375%, 4/1/2023	613,329
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	697,077
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	979,312
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2026	355,748
1,000,000		NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	1,067,408
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	1,976,272
1,400,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	1,555,885
2,100,000		Sweihan Pv Power Co., Sec. Fac. Bond, 144A, 3.625%, 1/31/2049	2,030,551
		TOTAL	28,914,541
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $649,473,473)	633,650,090
		CORPORATE BONDS—38.4%
		Aerospace & Defense—0.8%
2,750,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	2,822,531
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,044,920
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 144A, 6.950%, 1/17/2028	2,172,900
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	170,196
1,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	1,520,055
		TOTAL	8,730,602
		Air Transportation—0.4%
1,000,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 5.875%, 10/26/2024	925,830
500,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 7.250%, 6/15/2026	451,943
1,640,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,418,600
500,000		Gol Finance, Sr. Unsecd. Note, 144A, 8.000%, 6/30/2026	461,307
850,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	735,250
		TOTAL	3,992,930
		Airport—0.0%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	486,700
		Automotive—0.3%
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,187,319
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,445,398

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Automotive—continued
$ 300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	$ 277,620
		TOTAL	2,910,337
		Banking—6.8%
2,800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 12/29/2049	2,726,416
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,491,555
1,500,000		Akbank TAS, Sub. Note, REGS, 6.800%, 6/22/2031	1,416,189
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,092,410
1,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	1,498,470
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,210,760
400,000		Banco Bradesco SA, Sr. Unsecd. Note, 144A, 4.375%, 3/18/2027	410,240
600,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	566,055
2,850,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	2,875,707
1,500,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	1,575,000
1,000,000		Banco Continental, 144A, 2.750%, 12/10/2025	961,300
1,400,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	1,345,820
500,000		Banco Davivienda S A, Jr. Sub. Note, 144A, 5.875%, 7/9/2022	507,845
1,000,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	990,005
2,535,000		Banco Daycoval SA, Sr. Unsecd. Note, Series EMTN, 4.250%, 12/13/2024	2,582,759
1,500,000		Banco De Bogota S.A., Sub., REGS, 5.375%, 2/19/2023	1,541,385
3,400,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	3,614,200
900,000		Banco de Credito del Peru, REGS, 3.250%, 9/30/2031	881,163
1,000,000		Banco do Estado do Rio Grande do Sul SA, 144A, 5.375%, 1/28/2031	933,825
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	300,000
200,000	[1]	Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	200,913
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	493,650
1,800,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, REGS, 3.250%, 10/4/2026	1,831,293
2,500,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	2,547,187
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 5.875%, 12/29/2049	961,250
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 12/29/2049	967,800
500,000	[1]	Banco Votorantim, Jr. Sub. Note, REGS, 8.250%, 12/7/2022	516,190
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	767,674
1,500,000		Bancolombia S.A., Sr. Unsecd. Note, 3.000%, 1/29/2025	1,476,855
2,200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	2,190,089
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	799,768
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	750,626
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	3,257,012
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	744,737
1,400,000		Credicorp Ltd., Sr. Unsecd. Note, 144A, 2.750%, 6/17/2025	1,401,212
3,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 3.875%, 9/21/2026	2,494,926
2,732,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	2,763,473
1,400,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.500%, 9/19/2070	1,405,334
1,300,000		Itau Unibanco Holding SA, Jr. Sub., REGS, 5.500%, 8/6/2022	1,324,245
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,011,115
1,000,000		Itau Unibanco Holding SA, Sub., 144A, 3.875%, 4/15/2031	948,405
1,500,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,527,622
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,305,655
3,810,000		Scotiabank Peru SA, Sub., REGS, 4.500%, 12/13/2027	3,866,236
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	315,113
500,000		Shriram Transport Finance Co. Ltd., REGS, 5.950%, 10/24/2022	505,215

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 3,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	$ 3,010,215
800,000		Shriram Transport Finance Co. Ltd., Sr. Note, 144A, 4.400%, 3/13/2024	789,904
1,800,000	[1]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 12/29/2049	1,625,760
1,000,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 5.875%, 1/14/2026	946,961
1,600,000	[1]	Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 5/6/2022	1,616,400
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,570,395
		TOTAL	76,454,334
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, 144A, 5.250%, 4/27/2029	1,015,690
		Brewing—0.1%
1,000,000		Cia Cervecerias Unidas S.A., Sr. Unsecd. Note, 144A, 3.350%, 1/19/2032	996,370
		Broadcast Radio & TV—0.1%
750,000		Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 5.500%, 1/14/2032	721,613
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	755,120
		Building & Development—0.2%
1,000,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	994,211
1,000,000		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	741,045
300,000		Ultra Tech Cement, Ltd., 144A, 2.800%, 2/16/2031	280,832
		TOTAL	2,016,088
		Building Materials—1.3%
3,000,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 5.200%, 9/17/2030	3,095,610
6,400,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	6,982,240
1,300,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	1,234,610
500,000	[1]	Cemex SAB de CV, Sub. Note, 144A, 5.125%, 6/8/2026	502,630
1,550,000		Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	1,363,977
1,200,000		GCC SAB de CV, Sr. Unsub., 144A, 3.614%, 4/20/2032	1,194,372
		TOTAL	14,373,439
		Cable & Wireless Television—0.1%
1,000,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	1,021,710
		Chemicals & Plastics—3.8%
800,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 3.250%, 2/25/2031	771,644
700,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	723,751
500,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 5.375%, 8/8/2023	524,443
4,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 6.990%, 2/20/2032	4,174,653
500,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	513,763
2,000,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	2,034,620
4,900,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	5,059,495
1,500,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 8.500%, 1/23/2081	1,718,400
1,300,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	1,181,721
700,000		LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	747,506
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,509,465
500,000	[1]	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	506,250
1,300,000		San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.500%, 8/2/2028	1,259,206
5,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	5,386,507
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	4,640,197
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	4,754,902
1,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,485,659

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$ 5,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	$ 5,730,399
		TOTAL	42,722,581
		Conglomerates—0.2%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,167,284
		Consumer Products—0.4%
500,000		ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	528,882
1,500,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,482,862
1,000,000		Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, REGS, 5.600%, 10/23/2028	1,121,155
1,300,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	1,281,183
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	526,342
		TOTAL	4,940,424
		Energy—0.1%
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,510,691
		Equipment Lease—0.2%
2,150,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,889,828
500,000		Unifin Financiera SA de, Sr. Unsecd. Note, REGS, 7.250%, 9/27/2023	350,638
		TOTAL	2,240,466
		Farming & Agriculture—0.0%
300,000		Ssms Plantation Holdings, Sr. Unsecd. Note, 7.750%, 1/23/2023	200,250
		Finance—2.1%
1,550,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, 144A, 4.375%, 7/22/2031	1,451,676
1,900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	1,800,709
3,400,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	3,439,542
2,500,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	2,580,275
2,000,000		GTLK Europe Capital DAC, Sr. Unsecd. Note, 4.650%, 3/10/2027	1,799,500
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	509,098
1,300,000		Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	1,274,663
8,000,000		JBS Finance Luxemboug, Sr. Unsecd. Note, 144A, 3.625%, 1/15/2032	7,602,280
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	404,400
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	807,000
800,000		Op Servicios Mega, Sr. Unsecd. Note, REGS, 8.250%, 2/11/2025	602,900
387,202		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	383,711
1,600,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	954,056
		TOTAL	23,609,810
		Finance - Retail—0.0%
300,000	[7]	Ct Trust, Sec. Fac. Bond, 144A, 5.125%, 2/3/2032	305,775
		Financial Intermediaries—0.4%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,691,544
1,150,000		B3 SA - Brasil Bolsa Balcao, Sr. Unsecd. Note, 144A, 4.125%, 9/20/2031	1,062,324
800,000		Indian Railway Finance Corp. Ltd., Sr. Unsecd. Note, 144A, 3.570%, 1/21/2032	799,360
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	925,915
		TOTAL	4,479,143
		Food Products—1.5%
675,000		Agrosuper S.A., Sr. Unsecd. Note, 144A, 4.600%, 1/20/2032	685,257
1,000,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	984,010
800,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 5.750%, 9/21/2050	755,192
800,000		Cosan Luxembourg SA, Sr. Unsecd. Note, REGS, 7.000%, 1/20/2027	826,240
1,000,000	[1]	Grupo Bimbo S.A.B. de CV, REGS, 5.950%, 4/17/2023	1,031,430
3,000,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,130,530

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$ 1,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/2/2029	$ 982,840
2,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 4.375%, 2/2/2052	1,944,400
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	1,020,000
2,400,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	2,191,584
1,500,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 4.375%, 3/18/2031	1,395,795
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,044,765
1,000,000		Tbla International Pte. Ltd., Sr. Unsecd. Note, 7.000%, 1/24/2023	986,605
		TOTAL	16,978,648
		Food Services—0.8%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, 144A, 7.750%, 12/14/2026	1,037,040
3,800,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	3,488,362
959,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.250%, 9/19/2029	806,519
4,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	3,578,760
		TOTAL	8,910,681
		Health Care—0.2%
2,050,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	2,062,607
		Home Products & Furnishings—0.0%
500,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	507,818
		Hotels, Motels, Inns & Casinos—0.2%
588,828		Grupo Posadas SA de C.V., REGS, 4.000%, 12/30/2027	488,728
500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2029	435,290
1,000,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2028	937,180
		TOTAL	1,861,198
		Industrial Products & Equipment—0.1%
1,200,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	1,157,856
		Insurance—0.0%
400,000	[1]	Kyobo Life Insurance Co. Ltd., Sub., REGS, 3.950%, 1/24/2071	404,858
		Metals & Mining—3.2%
1,000,000		Abja Investment Co., 5.950%, 7/31/2024	1,070,000
3,190,000		Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	3,409,077
1,950,000		Cap S.A., 144A, 3.900%, 4/27/2031	1,745,991
3,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	3,160,800
400,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	421,440
1,600,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	1,513,472
1,300,000		CSN Resources SA, Sr. Unsecd. Note, REGS, 7.625%, 4/17/2026	1,356,615
400,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	390,000
113,288		Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 7.500%, 12/11/2022	89,073
1,500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	1,516,125
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	505,375
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.050%, 4/5/2032	370,739
1,920,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	1,927,200
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,669,965
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	756,735
2,100,000		Polyus Finance PLC, Sr. Unsecd. Note, 144A, 3.250%, 10/14/2028	1,917,174
1,000,000		PT Adaro Indonesia, REGS, 4.250%, 10/31/2024	1,011,250
500,000		Samarco Mineracao SA, REGS, 4.125%, 11/1/2022	289,628
1,200,000		Suek Securities DAC, Sr. Unsecd. Note, 144A, 3.375%, 9/15/2026	1,138,261
500,000		Vedanta Resources II PLC, 144A, 13.875%, 1/21/2024	524,517
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 8.950%, 3/11/2025	475,987

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 2,400,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	$ 2,074,644
3,800,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	3,765,306
300,000	Vedanta Resources PLC, REGS, 9.250%, 4/23/2026	267,641
600,000	Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	569,034
800,000	VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	829,560
1,143,000	Volcan Compania Minera S.A.A., REGS, 5.375%, 2/2/2022	1,143,000
500,000	Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	482,055
	TOTAL	35,390,664
	Oil & Gas—3.8%
1,500,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 5.750%, 6/15/2033	1,392,000
2,800,000	Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	2,733,346
1,500,000	Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,372,057
1,300,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,225,842
293,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	301,005
1,100,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	1,017,781
1,500,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	1,375,657
1,439,310	Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,345,992
1,437,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	1,434,844
2,000,000	Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	1,979,180
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	412,871
1,350,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,296,641
400,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	384,190
600,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	582,000
3,230,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, REGS, 6.375%, 1/30/2027	3,133,100
1,400,000	Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	1,376,510
750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	756,626
2,709,210	Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	2,706,528
628,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	598,352
400,000	Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	384,942
500,000	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	432,933
300,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	288,893
1,200,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, REGS, 3.750%, 10/16/2029	1,155,570
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	500,025
750,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	728,122
1,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.625%, 1/12/2052	949,611
1,200,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, 144A, 4.450%, 5/5/2024	1,170,372
1,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	1,001,250
800,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	745,684
600,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	559,263
600,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	588,771
800,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	739,440
500,000	Transport de Gas Del Sur, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2025	452,958
2,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	2,103,325
600,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 10.250%, 5/15/2026	607,086
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,966,500
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	224,991
2,000,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	2,040,450
700,000	Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	722,750
	TOTAL	42,787,458

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Other—0.1%
$ 839,771		TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	$ 832,104
		Paper Products—0.1%
1,300,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	1,423,429
		Pharmaceuticals—0.3%
800,000		Natura Cosmeticos S.A., Sr. Unsecd. Note, 144A, 4.125%, 5/3/2028	780,000
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,380,000
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,453,125
		TOTAL	3,613,125
		Rail Industry—0.1%
374,400		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	395,499
431,964		Panama Canal Railway Co., Sec. Fac. Bond, REGS, 7.000%, 11/1/2026	456,308
		TOTAL	851,807
		Real Estate—2.5%
1,500,000		Agile Group Holdings Ltd., Sec. Fac. Bond, 5.750%, 1/2/2025	645,000
2,000,000		China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	335,000
2,000,000		China Evergrande Group, Sec. Fac. Bond, 8.250%, 3/23/2022	382,500
1,000,000		China Evergrande Group, Sec. Fac. Bond, 9.500%, 3/29/2024	170,000
3,800,000		Country Garden Holdings Co., 4.750%, 1/17/2023	3,600,500
2,700,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,788,222
500,000		Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	512,900
2,500,000		Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 9/17/2029	2,560,025
2,000,000		Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	2,037,500
1,000,000		KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	542,500
1,200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,208,382
4,000,000		Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	4,047,518
1,000,000	[5,6]	Scenery Journey Ltd., Sr. Unsecd. Note, 11.500%, 10/24/2022	107,500
2,100,000		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	1,351,980
1,000,000		Sunac China Holdings Ltd., Sec. Fac. Bond, 7.500%, 2/1/2024	610,000
500,000		Sunac China Holdings Ltd., Sr. Note, 7.250%, 6/14/2022	385,000
2,500,000		Sunac China Holdings Ltd., Sr. Secd. Note, 8.350%, 4/19/2023	1,600,000
400,000		Theta Capital Pte Ltd., Sr. Unsecd. Note, 6.750%, 10/31/2026	390,230
2,200,000		Theta Capital Pte Ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	2,269,190
3,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,809,200
		TOTAL	28,353,147
		Retailers—0.8%
3,500,000		Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	3,552,500
800,000		Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	472,000
1,100,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,103,608
300,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	300,187
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	826,247
1,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,794,401
1,300,000		JSM Global S.a r.l., 144A, 4.750%, 10/20/2030	1,166,587
1,200,000		Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	162,000
		TOTAL	9,377,530
		Services—0.0%
500,000		Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	478,750
		Steel—0.2%
1,800,000		Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	1,861,092

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Steel—continued
$ 500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	$ 516,030
		TOTAL	2,377,122
		Technology Services—0.8%
800,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	831,806
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,042,012
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,038,873
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,067,594
500,000		Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	516,742
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,171,291
500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	518,914
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,292,326
		TOTAL	9,479,558
		Telecommunications & Cellular—3.1%
500,000		ATP Tow & Telecom, Sec. Fac. Bond, 144A, 4.050%, 4/27/2026	490,708
439,000		Axtel SAB de CV, Sr. Unsecd. Note, REGS, 6.375%, 11/14/2024	452,390
1,000,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	986,838
1,800,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	1,724,994
83,871		Digicel Group 0.5 Ltd., 144A, 8.000% PIK, 4/1/2025	78,119
693,562		Digicel Group 0.5 Ltd., Term Loan - 1st Lien, 10.000% PIK, 4/1/2024	696,295
750,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	769,582
2,778,042		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	2,843,757
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	982,075
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	486,375
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	2,089,260
500,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	505,805
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	3,154,980
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	3,154,980
1,000,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	962,435
2,450,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	2,536,142
458,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 4.500%, 4/27/2031	449,606
585,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	614,835
1,350,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 6.250%, 3/25/2029	1,418,850
3,100,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	3,195,526
1,000,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	984,805
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	518,292
1,000,000		Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	833,085
550,000		Telefonica Moviles Chile, Sr. Unsecd. Note, 144A, 3.537%, 11/18/2031	528,858
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	930,789
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	495,945
2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	2,050,232
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	998,986
240,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	236,356
		TOTAL	35,170,900
		Transportation—0.4%
750,000		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	729,615
500,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	498,509
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	1,053,688
800,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	821,600

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation—continued
$ 1,000,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	$ 887,590
		TOTAL	3,991,002
		Utilities—2.7%
998,100		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,149,811
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	426,100
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	332,000
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/5/2025	2,038,000
200,000		Azure Power Energy Ltd., 144A, 3.575%, 8/19/2026	196,730
1,000,000		Colbun SA, Sr. Unsecd. Note, 144A, 3.150%, 1/19/2032	954,820
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	706,036
1,600,000		Fs Luxembourg Sarl, Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	1,706,360
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	318,000
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,558,125
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	579,385
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	777,040
2,260,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,274,622
965,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	901,580
300,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	304,715
2,114,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	2,223,463
1,300,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,247,577
2,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	1,954,010
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	503,890
224,175		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	246,297
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,041,999
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,614,392
970,000		Pan American Energy LLC, 144A, 9.125%, 4/30/2027	1,070,473
1,555,000		ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,567,168
1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	1,025,791
1,500,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	1,519,507
2,000,000		Sociedad De Transmision, Sr. Unsecd. Note, 144A, 4.000%, 1/27/2032	1,979,400
		TOTAL	30,217,291
		TOTAL CORPORATE BONDS (IDENTIFIED COST $448,760,622)	431,878,910
		COMMON STOCKS—0.1%
		Banking—0.1%
24,281		Banco de Chile, ADR	487,320
		Telecommunications & Cellular—0.0%
1,138,047	[6]	Oi S.A.	229,320
		TOTAL COMMON STOCKS (IDENTIFIED COST $855,602)	716,640
		PURCHASED CALL OPTION—0.0%
966,000		BNP EUR CALL/USD PUT, Notional Amount $966,000, Exercise Price, $1.16, Expiration 2/15/2022 (IDENTIFIED COST $4,965)	48
		EXCHANGE-TRADED FUND—0.0%
11,389		iShares MSCI Emerging Markets ETF (IDENTIFIED COST $550,544)	556,239

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—3.7%
42,033,329	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[8] (IDENTIFIED COST $42,030,216)	$ 42,029,126
	TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $1,141,675,422)	1,108,831,053
	OTHER ASSETS AND LIABILITIES - NET—1.4%[9]	15,599,337
	TOTAL NET ASSETS—100%	$1,124,430,390
At January 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Long Bond Long Futures	40	$6,225,000	March 2022	$(248,342)
Short Futures:
[6]Euro-BOBL Future Short Futures	95	$14,113,682	March 2022	$23,522
[6]United States Treasury Note 10-Year Short Futures	180	$23,034,375	March 2022	$511,955
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$287,135
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,962,813 and $30,302,639, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/2/2022	Credit Agricole CIB	844,805,000	CLP	$999,060	$55,990
2/10/2022	Morgan Stanley	3,219,920	PEN	$798,278	$37,455
2/10/2022	Citibank N.A.	3,953,800	PEN	$977,164	$49,049
2/10/2022	Citibank N.A.	4,083,400	PEN	$999,364	$60,487
3/9/2022	Bank of America, N.A.	1,202,458	AUD	$855,854	$(5,535)
3/9/2022	Morgan Stanley	1,180,089	CAD	$932,898	$(4,569)
3/9/2022	State Street Bank & Trust Co.	1,661,585	EUR	$1,873,853	$(5,758)
3/9/2022	Credit Agricole CIB	745,000	GBP	$986,366	$15,365
3/9/2022	State Street Bank & Trust Co.	408,459	GBP	$550,000	$(785)
3/9/2022	Credit Agricole CIB	688,260	GBP	$911,243	$14,195
3/9/2022	Morgan Stanley	19,440,300,000	IDR	$1,342,284	$6,231
3/9/2022	Barclays Bank PLC Wholesale	100,500,000	INR	$1,319,157	$22,359
3/9/2022	Bank of America, N.A.	61,660,232	JPY	$535,000	$967
4/25/2022	Bank of America, N.A.	695,000	CAD	$548,164	$(1,517)
4/27/2022	JPMorgan Chase	755,000	AUD	$537,830	$(3,746)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
2/2/2022	Morgan Stanley	844,805,000	CLP	$1,011,864	$(43,186)
2/10/2022	Citibank N.A.	3,219,920	PEN	$802,392	$(33,341)
2/10/2022	Bank of America, N.A.	8,037,200	PEN	$2,083,742	$(2,322)
3/9/2022	Bank of America, N.A.	1,202,458	AUD	$878,160	$27,841
3/9/2022	Citibank N.A.	1,180,089	CAD	$946,426	$18,097
3/9/2022	State Street Bank & Trust Co.	830,000	EUR	$949,514	$16,358
3/9/2022	Bank of America, N.A.	688,260	GBP	$941,632	$16,194
3/9/2022	JPMorgan Chase	60,869,481	JPY	$535,000	$5,906
3/16/2022	Credit Agricole CIB	4,795,000	EUR	$5,430,889	$38,953
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$284,688
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $226,907 and $299,978, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 01/31/2022[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Morgan Stanley	Republic of Brazil	Sell	1.000%	12/20/2026	2.29%	$4,800,000	$(270,663)	$(333,957)	$63,294
Barclays Bank PLC	Republic of Colombia	Buy	1.000%	12/20/2026	2.16%	$4,800,000	$242,501	$228,521	$13,980
Goldman Sachs and Co.	Republic of Indonesia	Sell	1.000%	12/20/2026	0.91%	$9,000,000	$38,938	$50,596	$(11,657)
Morgan Stanley	Republic of South Africa	Buy	1.000%	12/20/2026	2.13%	$6,700,000	$329,207	$311,316	$17,890
JP Morgan Securities	Sultanate of Oman	Sell	1.000%	12/20/2026	2.46%	$14,800,000	$(938,138)	$(897,391)	$(40,747)
TOTAL CREDIT DEFAULT SWAPS							$(598,155)	$(640,915)	$42,760
The average notional amount of credit default swap contracts held by the Fund throughout the period was $40,325,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	USD CALL/CAD PUT	(1,100,000)	$1,100,000	February 2022	$1.27	$(9,791)
JP Morgan Securities	EUR CALL/USD PUT	(974,100)	$974,100	February 2022	$1.15	$(247)
JP Morgan Securities	GBP CALL/USD PUT	(1,023,258)	$1,023,258	February 2022	$1.37	$(141)
Put Option:
Barclays	AUD PUT/USD CALL	(786,500)	$786,500	February 2022	$0.72	$(11,875)
(Premium Received $23,716)						$(22,054)
Net Unrealized Appreciation/(Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$6,324,645
Purchases at Cost	$148,012,743
Proceeds from Sales	$(112,299,219)
Change in Unrealized Appreciation/Depreciation	$(1,527)
Net Realized Gain/(Loss)	$(7,516)
Value as of 1/31/2022	$42,029,126
Shares Held as of 1/31/2022	42,033,329
Dividend Income	$5,243

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Zero coupon bond.
4	Discount rate at time of purchase.
5	Issuer in default.
6	Non-income-producing security.
7
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

8	7-day net yield.
9	Assets, other than investments in securities, less liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$633,650,090	$—	$633,650,090
Corporate Bonds	—	431,573,135	305,775	431,878,910
Purchased Call Option	—	48	—	48
Exchange-Traded Fund	556,239	—	—	556,239
Equity Securities:
Common Stocks
International	716,640	—	—	716,640
Investment Company	42,029,126	—	—	42,029,126
TOTAL SECURITIES	$43,302,005	$1,065,223,273	$305,775	$1,108,831,053
Other Financial Instruments:
Assets
Futures Contracts	$535,477	$—	$—	$535,477
Foreign Exchange Contracts	—	385,447	—	385,447
Swap Contracts	—	610,646	—	610,646
Liabilities
Futures Contracts	(248,342)	—	—	(248,342)
Foreign Exchange Contracts	—	(100,759)	—	(100,759)
Swap Contracts	—	(1,208,801)	—	(1,208,801)
Written Options Contracts	—	(22,054)	—	(22,054)
TOTAL OTHER FINANCIAL INSTRUMENTS	$287,135	$(335,521)	$—	$(48,386)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BOBL	—Bundesobligation
CAD	—Canadian Dollar
CLP	—Chilean Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Loan
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
LLP	—Limited Liability Partnership
PEN	—Peruvian Nuevo Sol
PIK	—Payment in Kind
USD	—United States Dollar